Equipment and Leasehold Improvements, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 105,027	$ 113,717	$ 108,169
Unamortized software assets	$ 127,080	$ 104,346